Quarterly Report
December 31, 2019
MFS®  Municipal
Income Fund

Portfolio of Investments
12/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 97.4%
Alabama - 2.2%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	$930,000	$997,816
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	6,570,000	7,094,352
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	20,000,000	22,356,800
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 2.045% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	20,175,000	20,183,473
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	785,000	895,944
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	1,175,000	958,542
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,655,000	1,098,043
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	2,370,000	1,105,321
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	4,495,000	1,962,652
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	310,000	328,377
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	455,000	510,596
Lower, AL, Gas District Project Rev., “A”, 5%, 9/01/2046	2,805,000	3,872,218
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2030	3,130,000	3,814,406
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.8%, 5/01/2034	3,565,000	3,615,730
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 4.5%, 5/01/2032	7,460,000	8,186,007
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044	14,090,000	16,194,482
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	1,505,000	1,844,483
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2039	620,000	757,832
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	4,070,000	4,942,608
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	2,480,000	2,992,740
		$103,712,422
Arizona - 2.0%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$370,000	$433,511
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	990,000	1,141,767
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,235,000	1,415,359
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037	1,000,000	1,099,760
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047	750,000	821,100
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	95,000	104,718
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	160,000	173,942
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	425,000	460,585
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	1,000,000	1,168,240
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	2,350,000	2,700,173
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,870,000	2,134,568
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037	165,000	181,878
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047	165,000	179,378
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051	310,000	335,956
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2043	1,875,000	2,117,250
Arizona Industrial Development Authority Senior Living Rev. (Great Lakes Senior Living Facilities LLC, First Tier), “A”, 5%, 1/01/2054	4,790,000	5,324,420
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,965,000	2,003,907
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2042	7,000,000	7,932,330
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	675,000	772,409
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	522,720
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	170,000	187,670
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	295,000	353,619
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	860,000	961,231

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049	$545,000	$644,065
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	1,465,000	1,616,920
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	690,000	808,445
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	1,045,000	1,144,599
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	3,000,000	3,552,480
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Charge Rev., “A”, 5%, 7/01/2037	8,000,000	9,838,880
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Charge Rev., “A”, 5%, 7/01/2038	8,420,000	10,319,047
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	470,000	509,851
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	140,000	151,871
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	570,000	610,048
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	340,000	363,712
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	700,000	776,594
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	560,000	615,093
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	895,000	977,528
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	840,000	908,149
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	925,000	986,661
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	610,000	656,866
Phoenix, AZ, Industrial Development Authority Solid Waste Disposal Rev. (Republic Services, Inc. Project), 1.45%, 12/01/2035 (Put Date 2/03/2020)	1,035,000	1,034,990
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2044	420,000	488,401
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2049	470,000	544,392
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2054	560,000	645,585
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC-Arizona State University Project), “A”, 5%, 7/01/2059	840,000	960,960
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	181,610
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2031	375,000	451,249
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2033	150,000	179,220
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2037	500,000	590,425
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2042	605,000	705,835
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	1,075,000	1,105,498
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	1,020,000	1,052,456
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	550,000	566,852
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	8,000,000	9,640,400
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2037	4,000,000	5,343,400
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	2,150,000	2,189,839
		$92,688,412

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - 0.2%
Arkansas Development Finance Authority Health Care Rev. (Baptist Health), 5%, 12/01/2047	$1,695,000	$2,026,237
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	215,000	224,114
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	435,000	452,970
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	45,000	45,756
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,665,000	1,979,402
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	435,000	491,433
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	4,995,000	2,017,081
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2037	635,000	701,884
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,520,000	1,697,962
		$9,636,839
California - 8.5%
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	$985,000	$1,120,753
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2025	3,960,000	4,794,610
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2026	4,145,000	5,154,598
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	1,550,000	1,623,889
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	7,840,000	11,776,699
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036 (Prerefunded 10/01/2021)	450,000	490,185
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036 (Prerefunded 10/01/2021)	475,000	517,855
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046	2,530,000	2,936,267
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/2031	5,000,000	5,339,800
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	5,217,475	5,966,444
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	595,000	910,594
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	1,185,000	1,852,522
California Municipal Finance Authority Rev. (Channing House Project), “B”, 5%, 5/15/2047	1,500,000	1,757,130
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,750,000	2,031,907
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	1,000,000	1,167,330
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,510,000	1,753,895
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	4,890,000	5,631,666
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	235,000	268,586
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	850,000	868,683
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	2,150,000	2,459,385
California Municipal Finance Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	4,280,000	4,342,103
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	3,635,000	3,755,936
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	260,000	299,525
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	510,000	581,961
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	510,000	573,000
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	9,180,000	10,319,972
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	9,250,000	10,726,577
California School Finance Authority, Charter School Rev. (Inspire Charter Schools), “B”, 3%, 7/15/2020	2,005,000	2,006,985
California School Finance Authority, Charter School Rev. (Inspire Charter Schools), “C”, 4%, 7/15/2020	4,775,000	4,783,452
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	560,000	611,901
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	585,000	647,396
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	505,000	576,412
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,340,000	1,485,886
California Statewide Communities Development Authority Insured Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	795,000	863,831
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	1,000,000	1,223,390

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	$1,475,000	$1,797,597
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022	1,065,000	1,084,617
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	3,930,000	4,240,549
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032	485,000	572,969
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041	955,000	1,103,913
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	70,000	76,448
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	214,428
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	645,000	724,477
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,475,000	2,730,692
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	4,640,000	5,157,731
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	990,000	1,112,186
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029	340,000	393,632
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039	475,000	554,610
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049	1,040,000	1,196,832
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052	505,000	578,942
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,840,000	1,847,176
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,495,000	3,590,381
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,015,000	3,102,551
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	2,785,000	2,022,857
Foothill-De Anza, CA, Community College District, Capital Appreciation, NATL, 0%, 8/01/2034	21,410,000	15,425,477
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034	3,000,000	3,510,390
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	2,320,000	2,372,107
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	880,000	915,279
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	2,620,000	2,939,168
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036	640,000	677,389
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	480,000	545,035
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2034	480,000	529,354
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro, Inc. Project), “A”, CALHF, 5%, 11/15/2044	820,000	899,196
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2028	1,000,000	1,198,550
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	2,990,000	3,034,192
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	465,000	570,188
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	825,000	1,007,630
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,030,000	1,254,973
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,770,000	2,190,658
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,605,000	4,319,980
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	4,040,000	4,827,921
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	6,435,000	7,655,719
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	580,000	461,819
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	6,500,000	7,549,230
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	2,000,000	2,307,680
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2023, 5.875% to 8/01/2028	1,860,000	2,030,562
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	1,930,000	1,684,620
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	3,915,000	3,222,632
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,335,000	3,458,940
Oceanside, CA, Unified School District, Capital Appreciation, ETM, ASSD GTY, 0%, 8/01/2024	350,000	329,543
Oroville, CA, Rev. (Oroville Hospital), 5.25%, 4/01/2049	820,000	959,088
Oroville, CA, Rev. (Oroville Hospital), 5.25%, 4/01/2054	1,230,000	1,432,003
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,640,000	1,898,284
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	10,815,000	11,661,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	$2,015,000	$2,037,105
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039 (Prerefunded 6/01/2023)	4,655,000	5,335,375
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	10,000,000	11,837,300
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	6,000,000	7,090,320
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2028 (Prerefunded 8/15/2021)	835,000	889,258
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2028	2,435,000	2,590,743
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2040	9,315,000	9,504,374
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024	500,000	564,725
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025	1,500,000	1,693,080
San Diego, CA, Association of Governments Capital Grant Receipts Rev. (Mid-Coast Corridor Transit Project), 1.8%, 11/15/2027	6,465,000	6,506,117
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2028	6,000,000	6,524,400
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 1/01/2047	1,230,000	1,467,464
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2037	4,450,000	5,468,961
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	4,300,000	5,264,834
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	4,900,000	5,988,094
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	2,285,000	2,784,981
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	340,000	383,245
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	7,570,000	7,915,116
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/2026	5,100,000	4,601,475
State of California, 5%, 4/01/2024	4,365,000	4,748,247
State of California, 5.25%, 10/01/2028	2,965,000	3,177,976
State of California, 5%, 8/01/2029	5,000,000	6,147,650
State of California, 5%, 4/01/2031	3,180,000	4,266,733
State of California, 5%, 9/01/2034	9,000,000	10,916,730
State of California, 5%, 4/01/2045	19,730,000	24,608,045
State of California, AGM, 5.25%, 8/01/2032	20,000,000	27,312,200
Upland, CA (San Antonio Community Hospital), COP, 6.375%, 1/01/2032 (Prerefunded 1/01/2021)	2,075,000	2,186,158
Upland, CA (San Antonio Community Hospital), COP, 6.5%, 1/01/2041 (Prerefunded 1/01/2021)	915,000	965,051
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,440,000	2,826,270
		$399,794,945
Colorado - 3.9%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	$57,000	$65,921
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2028 (w)	92,000	109,234
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	55,000	63,410
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2029 (w)	92,000	110,490
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	55,000	63,208
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2030 (w)	96,000	114,214
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2030	13,000	14,891
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2031 (w)	101,000	119,782
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2031	59,000	67,461
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2032 (w)	110,000	130,108
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	70,000	79,877
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2033 (w)	110,000	129,701
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2034 (w)	125,000	147,005
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2035 (w)	44,000	51,589
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2050 (w)	527,000	610,103
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 3.25%, 12/15/2050	868,000	894,760
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2034	2,535,000	3,068,491
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation, 5%, 12/01/2035	5,000,000	6,037,750
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/2040	1,815,000	1,819,211
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	1,725,000	1,956,202
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	1,020,000	1,142,553
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	195,000	216,813
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	740,000	808,583
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	605,000	656,976

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	$545,000	$586,246
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	490,000	554,768
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	495,000	556,142
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	700,000	762,846
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,335,000	1,597,514
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	3,440,000	3,682,554
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,855,000	2,078,806
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	305,000	360,763
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	365,000	423,758
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	385,000	445,587
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	10,000,000	11,696,600
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	3,950,000	4,233,650
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	3,185,000	3,386,419
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	1,195,000	1,375,098
Colorado Health Facilities Authority Rev. (Sanford), “A”, 5%, 11/01/2039	9,400,000	11,478,622
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036	5,710,000	6,519,393
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037	4,725,000	5,368,829
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	4,620,000	5,120,531
Colorado Health Facilities Authority Rev., Improvement Bonds (Frasier Meadows Retirement Community Project), “B”, 5%, 5/15/2048	2,420,000	2,544,461
Colorado Health Facilities Hospital Authority Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2038	3,200,000	3,620,192
Colorado Health Facilities Hospital Authority Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	6,805,000	7,597,102
Colorado High Performance Transportation Enterprise Rev. (C-470 Express Lanes), 5%, 12/31/2056	1,900,000	2,070,544
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	2,680,000	2,887,110
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	5,995,000	6,703,069
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class III, “H”, 4.25%, 11/01/2049	6,950,000	7,688,437
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	6,150,000	6,288,375
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	5,000,000	5,099,350
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,755,000	3,309,582
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	10,000,000	11,899,500
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	3,000,000	3,568,140
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041	1,500,000	1,775,715
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028	1,930,000	2,111,304
Denver, CO, City & County School District No. 1, 5%, 12/01/2024 (Prerefunded 12/01/2021)	10,000,000	10,745,300
Denver, CO, City & County Special Facilities Airport Refunding Rev. (United Airlines), 5%, 10/01/2032	1,145,000	1,248,394
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	965,000	1,107,781
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,635,000	1,852,815
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	1,210,000	1,328,265
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2030	1,470,000	1,751,167
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2031	1,660,000	1,972,595
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2032	1,755,000	2,079,868
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2033	1,760,000	2,081,886
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2034	1,445,000	1,705,794
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2035	1,630,000	1,919,586
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	5,280,000	6,018,302
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	1,215,000	1,551,774
University of Colorado, Enterprise Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	4,220,000	4,452,817
		$185,685,684
Connecticut - 1.1%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	$2,990,000	$3,362,734
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	4,230,000	4,605,836
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/2032	960,000	988,685
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	1,950,000	2,033,538
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	1,080,000	1,116,428
Connecticut State Health and Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2033	195,000	233,854
Connecticut State Health and Educational Facilities Authority Rev. (University of Hartford), “N”, 5%, 7/01/2034	180,000	215,323
Connecticut State Health and Educational Facilities Authority Rev. (University of Hartford), “N”, 4%, 7/01/2039	785,000	849,299
Connecticut State Health and Educational Facilities Authority Rev. (University of Hartford), “N”, 4%, 7/01/2044	1,470,000	1,570,019

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Connecticut State Health and Educational Facilities Authority Rev. (University of Hartford), “N”, 4%, 7/01/2049	$1,470,000	$1,563,668
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2028	4,290,000	5,242,638
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2029	2,375,000	2,884,936
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2030	2,355,000	2,844,769
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2031	2,015,000	2,424,770
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	5,970,000	6,104,922
New Haven, CT, General Obligation, “A”, ASSD GTY, 5%, 8/15/2032	1,000,000	1,168,560
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2028	4,595,000	4,897,305
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	4,595,000	4,892,664
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	4,615,000	4,910,868
		$51,910,816
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	$235,000	$271,277
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	475,000	536,764
University of Delaware, 5%, 11/01/2040	1,085,000	1,536,740
		$2,344,781
District of Columbia - 0.7%
District of Columbia Rev. (Georgetown University), 5%, 4/01/2035	$3,000,000	$3,602,670
District of Columbia Rev. (Kipp D.C. Charter School), 4%, 7/01/2039	550,000	601,233
District of Columbia Rev. (Kipp D.C. Charter School), 4%, 7/01/2044	535,000	577,784
District of Columbia Rev. (Kipp D.C. Charter School), 4%, 7/01/2049	1,045,000	1,123,103
District of Columbia Rev. (Kipp D.C. Charter School), “A”, 6%, 7/01/2033 (Prerefunded 7/01/2023)	560,000	653,397
District of Columbia Rev. (Kipp D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	1,450,000	1,691,831
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	3,435,000	3,577,690
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	4,505,000	4,670,559
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2040	11,570,000	12,125,938
Metropolitan Washington D.C. Airports Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	5,770,000	6,331,132
		$34,955,337
Florida - 3.2%
Alachua County, FL, Health Facilities Authority Rev. (Shands Teaching Hospital & Clinics), “B-1”, 5%, 12/01/2035	$1,005,000	$1,244,924
Alachua County, FL, Health Facilities Authority Rev. (Shands Teaching Hospital & Clinics), “B-1”, 5%, 12/01/2036	1,705,000	2,105,590
Alachua County, FL, Health Facilities Authority Rev. (Shands Teaching Hospital & Clinics), “B-1”, 5%, 12/01/2037	2,225,000	2,735,749
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	20,000	21,598
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	1,045,000	1,143,867
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	485,000	530,348
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,405,000	1,540,217
Broward County, FL, Airport System Rev., 5%, 10/01/2042	1,085,000	1,277,381
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2038	3,000,000	3,678,090
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2039	4,500,000	5,501,970
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2044	3,500,000	4,232,375
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.125%, 5/01/2023	75,000	75,796
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	100,000	104,047
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	625,000	657,381
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	2,855,000	2,917,153
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,850,000	6,291,090
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)	100,000	93,742
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)	835,000	782,913
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)	1,265,000	1,185,457

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)	$180,000	$168,563
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	1,350,000	1,558,926
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	1,420,000	1,634,022
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	585,000	677,044
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	2,270,000	2,529,143
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,425,000	2,473,524
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,130,000	5,221,160
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	305,000	324,743
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	1,200,000	1,270,080
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	935,000	1,135,492
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2032	755,000	913,693
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	550,000	663,284
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	1,025,000	1,232,839
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	595,000	713,435
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	815,000	974,259
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	1,140,000	1,232,044
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	1,575,000	1,696,653
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	1,880,000	2,019,534
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,040,000	2,165,134
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033	550,000	604,461
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038	680,000	750,312
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	1,230,000	1,370,970
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “B”, 3%, 7/01/2045	1,395,000	1,423,388
Florida Housing Finance Corp, Homeowner Mortgage Rev., “1”, 4%, 7/01/2049 (u)	5,050,000	5,454,707
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/2037	1,190,000	1,137,592
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053	570,000	630,939
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,935,000	2,192,142
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	265,000	273,533
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	125,000	132,280
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	195,000	203,960
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	605,000	661,773
Marshall Creek Community Development District, FL, Capital Improvement and Special Assessment, “A”, 3.5%, 5/01/2020	520,000	520,780
Martin County, FL, Health Facilities Authority Hospital Rev. (Cleveland Clinic Health System), “A”, 4%, 1/01/2046	6,490,000	7,183,521
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	2,000,000	2,235,980
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 10/01/2035	5,885,000	6,041,659
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6.125%, 8/01/2042 (Prerefunded 8/01/2020)	1,645,000	1,691,093
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6.125%, 8/01/2042	595,000	609,857
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 10/01/2039 (Prerefunded 10/01/2020)	1,000,000	1,029,270
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	6,920,000	7,632,760
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	280,000	296,232
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	135,000	142,040
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	230,000	241,995
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	5,785,000	6,549,314
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	495,000	599,688
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044 (w)	750,000	905,977
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2049 (w)	1,040,000	1,248,426
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035 (w)	550,000	331,925
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036 (w)	660,000	383,130
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037 (w)	250,000	139,578
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038 (w)	770,000	413,559

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039 (w)	$920,000	$474,849
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040 (w)	985,000	488,737
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041 (w)	1,095,000	520,979
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042 (w)	880,000	401,104
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2043 (w)	1,205,000	527,416
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2044 (w)	1,315,000	553,786
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2045 (w)	1,535,000	622,489
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2046 (w)	1,315,000	513,297
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2047 (w)	800,000	300,632
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2048 (w)	875,000	316,444
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2050 (w)	1,755,000	586,258
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2051 (w)	1,055,000	337,927
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2052 (w)	1,085,000	333,214
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2053 (w)	715,000	209,738
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2054 (w)	1,010,000	284,719
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	9,785,000	10,719,076
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	430,000	482,671
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	685,000	737,115
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	885,000	952,012
Pinellas County, FL, Industrial Development Authority Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), 5%, 7/01/2039	1,000,000	1,161,490
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/2032	330,000	331,016
St. John's County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	125,000	106,323
St. John's County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	6,795,000	6,982,542
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	52,264	32,926
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	245,000	275,806
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	225,000	250,639
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	485,000	533,524
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,455,000	1,586,270
		$148,379,100
Georgia - 3.5%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$965,000	$1,069,818
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	965,000	1,061,780
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2035	7,450,000	8,459,177
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2038	6,000,000	6,725,520
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2040	5,250,000	5,861,677
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2025	1,415,000	1,521,776
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2026	800,000	860,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Atlanta, GA, Airport Rev., “B”, 5%, 7/01/2044	$9,800,000	$11,845,750
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	855,000	937,644
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2044	4,000,000	4,477,520
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 4%, 7/01/2049	6,005,000	6,678,461
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	5,115,000	5,206,865
Clayton County, GA, Development Authority, Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	1,295,000	1,333,190
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	650,000	731,250
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,140,000	1,272,833
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2030 (w)	1,200,000	1,566,372
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2033 (w)	1,380,000	1,780,297
Columbia County, GA, Water and Sewerage Rev., 5%, 6/01/2034 (w)	1,800,000	2,315,916
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	4,850,000	5,010,680
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	5,285,000	5,652,255
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,415,000	1,512,819
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	4,345,000	4,644,588
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,910,000	4,173,964
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2026	3,680,000	3,820,061
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2027	2,285,000	2,371,030
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	2,995,000	3,199,109
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	845,000	883,380
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	4,545,000	4,889,784
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	845,000	1,038,894
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,740,000	2,216,081
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	1,865,000	2,206,481
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	5,760,000	7,101,274
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	6,390,000	7,126,895
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	18,520,000	20,957,973
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2056	1,940,000	2,234,996
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, 5%, 1/01/2063	1,945,000	2,225,061
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	3,065,000	3,376,710
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	4,000,000	4,633,120
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	5,000,000	5,768,800
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054	4,215,000	4,902,635
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	590,000	662,564
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	405,000	448,015
		$164,763,215
Guam - 0.0%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$545,000	$573,258
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	130,000	132,282
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	370,000	389,351
		$1,094,891
Hawaii - 0.2%
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	$1,380,000	$1,482,589
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	850,000	913,189
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2022)	3,695,000	3,981,547
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	1,380,000	1,478,463
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	920,000	984,888
		$8,840,676

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Idaho - 0.0%
Idaho Housing and Finance Association, Tax Exempt Mortgage-backed Securities, “E”, GNMA, 3.5%, 8/21/2049	$2,186,564	$2,285,396
Illinois - 9.4%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$9,190,000	$9,296,328
Chicago, IL, “A”, 5.25%, 1/01/2028	345,000	381,632
Chicago, IL, “A”, 5%, 1/01/2036	1,110,000	1,200,221
Chicago, IL, “A”, 5%, 1/01/2040	2,170,000	2,459,673
Chicago, IL, “A”, 5%, 1/01/2044	6,715,000	7,548,734
Chicago, IL, “A”, 5.5%, 1/01/2049	6,995,000	8,242,628
Chicago, IL, “A”, AGM, 5%, 1/01/2027	200,000	200,562
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 1/02/2020)	7,320,000	7,344,302
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	245,000	245,578
Chicago, IL, “A”, AGM, 4.625%, 1/01/2031	505,000	506,136
Chicago, IL, “A”, AGM, 5%, 1/01/2037	2,730,000	2,737,644
Chicago, IL, “C”, 5%, 1/01/2024	2,240,000	2,361,206
Chicago, IL, “C”, NATL, 5%, 1/01/2028	165,000	165,589
Chicago, IL, “C”, NATL, 5%, 1/01/2029	3,025,000	3,035,709
Chicago, IL, “D”, 5.5%, 1/01/2033	935,000	1,060,225
Chicago, IL, Board of Education, 5%, 12/01/2042	4,045,000	4,273,583
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	6,805,000	7,465,425
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	1,405,000	1,317,483
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,205,000	1,102,442
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	9,895,000	7,733,932
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	3,290,000	2,466,875
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	1,335,000	962,548
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	645,000	604,823
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	14,590,000	13,348,245
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	3,405,000	2,858,429
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2028	3,895,000	3,044,332
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	308,696
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,785,000	2,001,521
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	1,620,000	1,808,568
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	15,110,000	18,006,436
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2025	2,505,000	2,912,764
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2026	970,000	1,147,015
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2027	2,455,000	2,948,480
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,165,000	1,416,186
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	775,000	953,754
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	580,000	721,990
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	1,550,000	1,956,581
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,760,000	3,325,110
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2031	5,300,000	6,365,512
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	4,540,000	5,434,562
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	310,000	374,964
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	200,000	240,594
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	200,000	239,854
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	200,000	239,054
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	180,000	214,652
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	175,000	208,163
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	130,000	154,180
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	1,205,000	1,376,520
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	3,245,000	3,687,813
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	3,675,000	4,099,499
Chicago, IL, Capital Appreciation “A”, NATL, 0%, 1/01/2027	1,490,000	1,238,250
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	9,690,000	8,322,741
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2027	1,820,000	1,512,493
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	3,755,000	4,507,577
Chicago, IL, General Obligation, “A”, AGM, 5.25%, 1/01/2031	1,000,000	1,109,690
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	9,145,000	9,753,508

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	$1,525,000	$1,717,318
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	745,000	886,975
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,850,000	2,172,992
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	5,900,000	6,835,268
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	945,000	1,049,801
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	470,000	521,686
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,890,000	2,105,744
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	3,315,000	3,915,678
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2053	1,840,000	2,164,374
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,735,000	3,182,172
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	5,520,000	5,766,358
Chicago, IL, O'Hare International Airport Rev., Third Lien, Unrefunded Balance, “A”, 5.625%, 1/01/2035	1,605,000	1,672,217
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	1,755,000	1,866,636
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	655,000	695,191
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040	4,685,000	4,931,853
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	9,665,000	11,005,922
Granite City, IL, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.2%, 5/01/2027 (Put Date 5/01/2020)	6,595,000	6,610,366
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	640,000	687,910
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	585,000	624,341
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,310,000	2,700,852
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,315,000	2,697,832
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 4.75%, 5/15/2033	1,905,000	2,009,051
Illinois Finance Authority Rev. (Franciscan Communities), “A”, 5.125%, 5/15/2043	1,310,000	1,382,548
Illinois Finance Authority Rev. (Franciscan Communities), “A”, ETM, 4.75%, 5/15/2033 (Prerefunded 5/15/2023)	275,000	307,018
Illinois Finance Authority Rev. (Franciscan Communities), “A”, ETM, 5.125%, 5/15/2043 (Prerefunded 5/15/2023)	190,000	214,464
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	9,235,000	10,454,851
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 2.546% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	885,000	886,584
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	1,035,000	1,227,065
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,535,000	1,796,948
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	6,315,000	7,074,758
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	510,000	579,579
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	745,000	841,872
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	615,000	695,540
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	795,000	897,619
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	10,000,000	11,437,900
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	140,000	163,842
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2044	420,000	505,071
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2049	525,000	627,884
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	420,000	500,300
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	770,000	780,018
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	490,000	558,727
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	980,000	1,096,845
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF-Chicago LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	490,000	547,663
Illinois Finance Authority, Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031 (Prerefunded 4/01/2021)	2,730,000	2,917,578
Illinois Finance Authority, Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	4,210,000	4,445,844
Illinois Housing Development Authority Rev., “A”, 4.5%, 10/01/2048	7,375,000	8,169,361
Illinois Housing Development Authority, Multi-Family Housing Rev. (Century Woods), FHLMC, 1.9%, 10/01/2022 (Put Date 10/01/2021)	2,230,000	2,249,468
Illinois Housing Development Authority, Water Facilities Rev. (American Water Capital Corp.), 2.45%, 10/01/2039 (Put Date 10/01/2029)	7,000,000	7,078,400
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	4,455,000	4,728,671

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	$10,615,000	$11,339,686
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2029	120,000	143,284
Illinois Sales Tax Securitization Corp., “A”, 5%, 1/01/2030	155,000	184,137
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,770,000	1,993,055
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2028	815,000	985,025
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2029	1,020,000	1,248,500
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., BAM, 5%, 6/15/2030	610,000	742,431
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	5,000,000	5,549,250
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 4%, 12/01/2020	1,315,000	1,347,283
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	765,000	879,245
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	785,000	901,667
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 6/15/2026	2,400,000	2,083,368
Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, BAM, 5%, 6/15/2042	4,550,000	4,819,496
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NATL, 5.5%, 6/15/2029	5,725,000	6,937,269
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,690,000	1,833,177
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,390,000	1,515,406
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,130,000	1,165,663
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,125,000	1,155,926
State of Illinois, 5%, 2/01/2025	1,010,000	1,134,866
State of Illinois, 5%, 2/01/2026	5,240,000	5,974,543
State of Illinois, 5%, 1/01/2028	425,000	446,730
State of Illinois, 5%, 5/01/2028	870,000	957,400
State of Illinois, 5.25%, 7/01/2028	2,530,000	2,770,730
State of Illinois, 5%, 11/01/2028	2,005,000	2,296,286
State of Illinois, 5%, 2/01/2029	2,180,000	2,500,068
State of Illinois, 4.125%, 11/01/2031	1,720,000	1,836,530
State of Illinois, 4.5%, 11/01/2039	1,895,000	2,016,981
State of Illinois, AGM, 5%, 4/01/2024	5,000,000	5,517,600
State of Illinois, AGM, 5%, 2/01/2027	1,465,000	1,633,270
State of Illinois, NATL, 6%, 11/01/2026	4,615,000	5,386,490
State of Illinois, “A”, 5%, 12/01/2020	2,975,000	3,065,797
State of Illinois, “A”, 5%, 11/01/2029	13,010,000	15,342,953
State of Illinois, “A”, 5%, 4/01/2036	2,120,000	2,261,828
State of Illinois, “B”, 5%, 12/01/2020	1,645,000	1,695,205
State of Illinois, “B”, 5%, 11/01/2032	6,000,000	6,995,880
State of Illinois, “A”, 5%, 12/01/2024	425,000	477,109
State of Illinois, “A”, 5%, 10/01/2028	6,170,000	7,230,314
State of Illinois, “P“, ETM, 6.5%, 6/15/2022	1,985,000	2,042,466
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2029	675,000	761,913
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2030	850,000	951,320
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2032	1,180,000	1,309,222
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2034	1,755,000	1,931,851
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), ”B“, BAM, 4%, 12/01/2036	2,000,000	2,188,380
		$440,087,566
Indiana - 1.4%
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 2.95%, 10/01/2031 (Put Date 10/01/2021)	$1,075,000	$1,101,542
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	5,955,000	6,787,271
Indiana Finance Authority Rev. (BHI Senior Living), ”A“, 6%, 11/15/2041	2,840,000	3,203,492
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2030	530,000	586,599
Indiana Finance Authority Rev. (Marquette Project), ”A“, 5%, 3/01/2039	1,340,000	1,458,469

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2035	$2,190,000	$2,407,073
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), ”A“, 5%, 7/01/2044	1,595,000	1,744,164
Indiana Finance Authority Rev. (State Revolving Fund Program), ”A“, 5%, 2/01/2029 (Prerefunded 2/01/2022)	4,000,000	4,319,560
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., ”A“, GNMA, 4%, 7/01/2048	3,245,000	3,507,423
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority), ”D“, 5%, 1/01/2028	5,000,000	6,157,000
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority), ”D“, 5%, 1/01/2029	5,000,000	6,238,350
Indianapolis, IN, Water System First Lien Refunding Rev., ”A“, 5%, 10/01/2037	5,250,000	6,518,978
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), ”A“, 5%, 4/01/2042	1,170,000	1,198,934
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	625,000	750,650
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	455,000	544,357
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	565,000	670,932
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,700,000	1,992,876
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	1,000,000	1,303,100
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	381,487
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	755,000	877,000
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), ”A“, 5%, 12/01/2044 (Put Date 6/05/2026)	11,910,000	14,074,523
		$65,823,780
Iowa - 0.5%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2030	$1,200,000	$1,349,052
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2031	2,230,000	2,497,622
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), ”C“, 5%, 2/15/2032	1,085,000	1,212,021
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), ”A“, 5.25%, 2/15/2044	3,000,000	3,250,920
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2033	745,000	820,118
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2038	615,000	671,918
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), ”A“, 5%, 3/01/2048	1,125,000	1,217,599
Iowa Finance Authority Single Family Mortgage Rev., ”A“, FNMA, 4%, 7/01/2047	1,140,000	1,230,140
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3%, 12/01/2039	1,965,000	1,945,606
Iowa Student Loan Liquidity Corp. Rev., ”B“, 3.5%, 12/01/2044	5,865,000	5,756,615
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, ”B“, 5.6%, 6/01/2034	3,070,000	3,074,052
		$23,025,663
Kansas - 1.0%
Coffeyville, KS, Electric Utility System Rev., ”B“, NATL, 5%, 6/01/2038	$3,800,000	$4,297,534
Coffeyville, KS, Electric Utility System Rev., ”B“, NATL, 5%, 6/01/2042	1,500,000	1,686,150
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,295,000	1,464,943
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	680,000	760,838
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2032	125,000	141,666
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2033	520,000	587,553
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2034	585,000	659,096
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2039	3,000,000	3,323,400
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2032	1,030,000	1,246,856
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2033	1,085,000	1,303,248
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2034	1,145,000	1,366,958
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2036	1,260,000	1,494,574
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,395,000	1,644,412
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,510,000	1,766,353
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	2,160,000	2,516,551
Sedgwick County, KS, Unified School District No. 266 General Obligation, ”A“, 4%, 9/01/2031	1,145,000	1,326,048
Sedgwick County, KS, Unified School District No. 266 General Obligation, ”A“, 4%, 9/01/2032	855,000	984,669
University of Kansas Hospital Authority, Health Facilities Rev. (University of Kansas Health System), ”A“, 5%, 9/01/2048	13,460,000	16,181,208
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2033	145,000	160,145
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2038	175,000	191,459
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 4.625%, 5/15/2041	145,000	153,393
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), ”I“, 5%, 5/15/2047	720,000	778,104

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	$505,000	$513,151
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	1,515,000	1,542,437
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	515,000	537,990
		$46,628,736
Kentucky - 1.4%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$810,000	$985,081
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	800,000	970,168
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	910,000	1,100,363
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2037	590,000	684,648
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2041	4,235,000	4,883,633
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), ”B“, 5%, 8/15/2046	2,685,000	3,071,371
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2037	2,530,000	2,895,130
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2041	1,655,000	1,879,435
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5.25%, 6/01/2041	1,290,000	1,492,775
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), ”A“, 5%, 6/01/2045	2,070,000	2,325,127
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), ”A“, 6%, 6/01/2030 (Prerefunded 6/01/2020)	2,695,000	2,748,064
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), ”A“, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	5,500,000	5,616,765
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2045	3,390,000	3,943,384
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), ”A“, AGM, 5%, 12/01/2047	1,895,000	2,051,300
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, ”B-1“, 5%, 6/01/2036	6,475,000	7,425,530
Kentucky Public Energy Authority, Gas Supply Rev., ”C“, 4%, 2/01/2050 (Put Date 2/01/2028)	18,500,000	21,152,160
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), ”A“, 5%, 7/01/2032	2,000,000	2,229,600
		$65,454,534
Louisiana - 1.4%
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	$3,355,000	$3,467,023
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,470,000	1,599,345
Louisiana Housing Corp. Single Family Mortgage Rev. (Home Ownership Program), ”A-1“, 4.5%, 12/01/2047	740,000	816,908
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), ”A“, 5.625%, 6/01/2045	3,525,000	3,682,462
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	590,000	687,480
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,555,000	2,948,393
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6%, 11/15/2035	580,000	649,745
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), ”A“, 6.25%, 11/15/2045	2,240,000	2,508,554
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), ”A“, 6.5%, 8/01/2029	1,400,000	1,440,488
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), ”A-2“, 6.5%, 11/01/2035	6,000,000	6,235,080
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2029	480,000	546,048
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2039	1,200,000	1,314,876
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), ”A“, 5%, 7/01/2054	1,925,000	2,070,318
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2027	5,020,000	5,031,747
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2033 (Put Date 12/01/2023)	4,075,000	4,080,949
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), ”A“, 1.65%, 9/01/2034 (Put Date 12/01/2023)	3,140,000	3,144,208

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Public Facilities Authority Lease Rev. (Provident Group-Flagship Properties LLC–Louisiana State University Greenhouse District (Phase III)), ”A“, 5%, 7/01/2059	$5,365,000	$6,247,221
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	5,465,000	5,429,805
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2023	1,325,000	1,493,129
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2024	1,270,000	1,428,369
Louisiana Stadium & Exposition District Rev., ”A“, 5%, 7/01/2025	1,000,000	1,123,970
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), ”A“, AGM, 5%, 10/01/2043	745,000	886,736
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), ”A“, AGM, 5%, 10/01/2048	1,210,000	1,432,023
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	800,000	908,720
Shreveport, LA, Water & Sewer Rev., ”B“, AGM, 4%, 12/01/2044	1,000,000	1,101,250
Shreveport, LA, Water & Sewer Rev., ”B“, AGM, 4%, 12/01/2049	1,250,000	1,366,413
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	2,000,000	2,106,160
		$63,747,420
Maine - 0.1%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-2“, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$1,140,000	$1,246,898
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), ”R-3“, 5.25%, 1/01/2025	570,000	642,880
Maine Housing Authority Mortgage, ”C-1“, 3.5%, 11/15/2044	2,285,000	2,372,744
		$4,262,522
Maryland - 1.7%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	$1,805,000	$2,070,624
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,605,000	1,829,363
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,575,000	2,920,745
Baltimore, MD, Project Rev. (Water Projects), ”A“, 4%, 7/01/2039	1,500,000	1,703,760
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), ”A“, 5%, 9/01/2038	1,565,000	1,729,231
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), ”A“, 5%, 7/01/2041	5,000,000	5,895,200
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	380,000	402,857
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	420,000	468,598
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.125%, 2/15/2034	150,000	158,246
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.375%, 2/15/2039	155,000	164,156
Howard County, MD, Special Obligation (Downtown Columbia Project), ”A“, 4.5%, 2/15/2047	1,105,000	1,167,200
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”A“, 4.5%, 9/01/2048 (u)	11,110,000	12,297,103
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”B“, 4.5%, 9/01/2048 (u)	9,020,000	9,974,045
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., ”C“, 4%, 9/01/2044	3,115,000	3,281,466
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2026	300,000	365,889
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2027	455,000	564,705
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., ”C“, 5%, 9/01/2028	355,000	448,092
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), ”B“, 2.55%, 12/01/2025 (Put Date 6/01/2020)	3,385,000	3,403,381
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), ”B“, 5.375%, 6/01/2025 (Prerefunded 6/01/2020)	795,000	808,992
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2030	180,000	220,622
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2032	125,000	151,158
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), ”A“, 5%, 6/01/2035	225,000	270,585
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	695,000	817,897
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2038	180,000	189,590
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2048	550,000	571,092
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), ”C“, 4%, 6/01/2058	1,665,000	1,716,582

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), ”A“, 5.5%, 1/01/2036	$5,090,000	$6,112,581
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,225,000	2,335,516
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2033	1,745,000	2,011,025
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2034	1,090,000	1,251,996
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), ”A“, 5%, 7/01/2038	4,845,000	5,484,976
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039	555,000	614,995
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048	545,000	603,517
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), ”A-1“, 5%, 11/01/2037	185,000	204,804
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2042	315,000	345,728
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”B“, 5%, 11/01/2047	330,000	361,103
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), ”C-3“, 2.5%, 11/01/2024	3,370,000	3,370,910
State of Maryland, ”B“, 4%, 8/01/2027	2,570,000	2,743,809
		$79,032,139
Massachusetts - 4.9%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), ”A“, 5%, 6/01/2023	$2,645,000	$2,990,040
Commonwealth of Massachusetts Transportation Fund Rev., ”A“, 5%, 6/01/2043	9,290,000	11,222,784
Commonwealth of Massachusetts, ”A“, 5%, 1/01/2047	6,625,000	7,945,296
Commonwealth of Massachusetts, ”A“, AAC, 5.5%, 8/01/2030	5,000,000	6,802,200
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”H“, 5%, 12/01/2026	10,000,000	12,477,000
Commonwealth of Massachusetts, General Obligation Consolidated Loan, ”J“, 5%, 12/01/2036	19,615,000	23,745,919
Massachusetts Bay Transportation Authority Rev., ”A“, 7%, 3/01/2021	2,060,000	2,142,235
Massachusetts Bay Transportation Authority, Sales Tax Rev., ”A“, 5%, 7/01/2024	9,445,000	11,055,184
Massachusetts College Building Authority Rev., ”A“, 5%, 5/01/2031	2,395,000	2,669,275
Massachusetts Development Finance Agency Lease Rev. (University of Massachusetts at Dartmouth, College of Visual & Performing Arts Project), 6%, 8/01/2021	530,000	554,475
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	415,000	488,409
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), ”A“, 5%, 6/01/2039	945,000	1,134,180
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), ”A“, 4%, 6/01/2049	850,000	901,680
Massachusetts Development Finance Agency Rev. (CareGroup), ”J-1“, 5%, 7/01/2048	3,000,000	3,522,450
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,550,000	1,773,123
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,225,000	3,672,404
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	895,000	1,014,885
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5.25%, 1/01/2042	250,000	290,043
Massachusetts Development Finance Agency Rev. (Emerson College), ”A“, 5%, 1/01/2047	5,500,000	6,259,660
Massachusetts Development Finance Agency Rev. (Emmanuel College), ”A“, 5%, 10/01/2043	2,070,000	2,346,987
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), ”F“, 5%, 8/15/2030	1,000,000	1,172,030
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), ”F“, 5.75%, 7/15/2043	460,000	499,983
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037	110,000	121,535
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047	1,530,000	1,680,032
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057	1,775,000	1,944,051
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	275,000	328,235
Massachusetts Development Finance Agency Rev. (North Hill Communities), ”A“, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	435,000	522,944
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”L“, 5%, 7/01/2031 (Prerefunded 7/01/2021)	1,430,000	1,512,440
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”L“, 5%, 7/01/2036 (Prerefunded 7/01/2021)	1,670,000	1,766,276
Massachusetts Development Finance Agency Rev. (Partners Healthcare), ”S“, 5%, 7/01/2032	1,275,000	1,578,769
Massachusetts Development Finance Agency Rev. (Partners Healthcare), Unrefunded Balance, ”L“, 5%, 7/01/2031	1,350,000	1,422,023
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	20,000	20,103
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	185,000	200,967
Massachusetts Development Finance Agency Rev. (Simmons College), ”H“, SYNCORA, 5.25%, 10/01/2033	475,000	603,241
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	605,000	715,207
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	710,000	837,601
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”I“, 5%, 7/01/2036	1,440,000	1,680,365
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), ”K“, 5%, 7/01/2038	1,300,000	1,515,761
Massachusetts Development Finance Agency Rev. (Wellforce), ”A“, 4%, 7/01/2044	2,240,000	2,410,912

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Wellforce), ”A“, 5%, 7/01/2044	$935,000	$1,095,558
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	1,145,000	1,297,663
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.15%, 5/01/2027 (Put Date 5/01/2020)	3,180,000	3,186,901
Massachusetts Educational Financing Authority, Education Loan Rev., ”B“, 3%, 7/01/2035	4,210,000	4,327,164
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 4.125%, 7/01/2046	6,960,000	7,420,195
Massachusetts Educational Financing Authority, Education Loan Rev., ”C“, 3.75%, 7/01/2047	9,170,000	9,403,560
Massachusetts Educational Financing Authority, Education Loan Rev., ”I-A“, 5.5%, 1/01/2022	225,000	225,234
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 5%, 7/01/2021	1,255,000	1,321,954
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.7%, 7/01/2026	830,000	867,358
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 4.9%, 7/01/2028	860,000	899,981
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033 (u)	9,855,000	10,226,238
Massachusetts Educational Financing Authority, Education Loan Rev., ”J“, 3.5%, 7/01/2033	1,235,000	1,281,522
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 5.25%, 7/01/2029	2,095,000	2,226,880
Massachusetts Educational Financing Authority, Education Loan Rev., ”K“, 3.625%, 7/01/2032	7,510,000	7,815,131
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2037	470,000	507,581
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2037	3,915,000	4,833,733
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2038	4,915,000	6,047,023
Massachusetts Port Authority Rev., ”A“, 5%, 7/01/2039	7,975,000	9,785,325
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2035	500,000	615,690
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2036	1,000,000	1,227,640
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2037	1,435,000	1,755,263
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), ”A“, 5%, 7/01/2038	180,000	219,397
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), ”A“, 5.125%, 7/01/2041	465,000	488,743
Massachusetts School Building Authority, Sales Tax Rev., ”A“, 5%, 8/15/2026	12,500,000	13,746,500
Massachusetts Water Resources Authority Rev., ”B“, AGM, 5.25%, 8/01/2029	4,215,000	5,614,717
University of Massachusetts Building Authority Rev., ”2017-3“, 5%, 11/01/2036	8,895,000	10,943,963
		$230,921,618
Michigan - 2.0%
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), ”A“, AGM, 5%, 7/01/2043	$1,565,000	$1,733,112
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., ”A“, 5%, 7/01/2020	1,725,000	1,756,878
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., ”A“, 5.25%, 7/01/2039	5,920,000	6,393,067
Detroit, MI, Water Supply System Rev., Senior Lien, ”A“, 5%, 7/01/2036	295,000	308,476
Detroit, MI, Water Supply System Rev., Senior Lien, ”C“, 5%, 7/01/2041	410,000	427,515
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	505,000	602,414
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	460,000	545,229
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	815,000	957,054
Eastern Michigan University Board of Regents, General Rev., ”A“, 4%, 3/01/2047	9,675,000	10,618,893
Great Lakes Water Authority, Michigan Water Supply System Rev., ”B“, BAM, 5%, 7/01/2046	5,745,000	6,717,801
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, 5%, 7/01/2036	3,155,000	3,692,013
Great Lakes Water Authority, Michigan Water Supply System Rev., ”D“, AGM, 5%, 7/01/2034	3,710,000	4,434,897
Michigan Building Authority Rev., ”I“, 4%, 10/15/2049	2,800,000	3,095,960
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), ”F“, 3.875%, 10/01/2023	685,000	725,436
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), ”F“, 4%, 10/01/2024	860,000	927,424
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), ”A“, 4%, 11/15/2050	6,145,000	6,702,474
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	1,000,000	1,221,040
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	2,000,000	2,432,520
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	3,690,000	4,423,240
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2033	800,000	926,264
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2034	1,790,000	2,069,240
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C“, 5%, 7/01/2035	1,155,000	1,332,731
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NATL, 5%, 7/01/2032	580,000	658,758
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), ”C-1“, 5%, 7/01/2044	450,000	481,955

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), ”D-2“, 5%, 7/01/2034	$800,000	$924,800
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NATL, 5%, 7/01/2036	485,000	547,793
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	240,000	272,501
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	570,000	643,621
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/2035	3,195,000	3,426,829
Michigan Housing Development Authority, ”A“, 4%, 6/01/2046	1,105,000	1,166,372
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	985,000	1,005,133
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	5,000,000	5,837,800
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, 5%, 12/01/2044	1,000,000	1,137,040
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”B“, BAM, 5%, 12/01/2039	610,000	705,636
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2039	470,000	531,824
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”C“, 5%, 12/01/2044	1,020,000	1,147,082
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), ”D“, AGM, 5%, 12/01/2040	7,105,000	8,382,550
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2031	2,490,000	3,062,152
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2032	2,580,000	3,159,881
		$95,135,405
Minnesota - 0.6%
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 4.25%, 2/15/2043	$2,275,000	$2,507,732
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 5%, 2/15/2043	2,550,000	3,030,012
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 4.25%, 2/15/2048	2,280,000	2,501,548
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), ”A“, 5%, 2/15/2048	2,015,000	2,383,342
Duluth, MN, Independent School District No. 709, ”A“, COP, 5%, 2/01/2025	240,000	280,418
Duluth, MN, Independent School District No. 709, ”A“, COP, 4%, 3/01/2032	1,145,000	1,222,059
Duluth, MN, Independent School District No. 709, ”A“, COP, 4.2%, 3/01/2034	305,000	325,377
Duluth, MN, Independent School District No. 709, ”B“, COP, 5%, 2/01/2026	765,000	913,624
Duluth, MN, Independent School District No. 709, ”B“, COP, 5%, 2/01/2028	225,000	278,213
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2041	2,500,000	2,979,325
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., ”C“, 5%, 1/01/2046	3,000,000	3,546,810
Minnesota Housing Finance Agency, Residential Housing, ”A“, 4%, 1/01/2041	920,000	964,813
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037 (u)	5,895,000	6,361,825
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), ”A“, 5.5%, 7/01/2052	240,000	257,174
University of Minnesota, ”A“, 5%, 12/01/2025 (Prerefunded 12/01/2021)	710,000	762,221
		$28,314,493
Mississippi - 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$1,750,000	$1,919,137
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	495,000	585,189
Mississippi Development Bank Special Obligation (Harrison County Coliseum), ”A“, 5.25%, 1/01/2034	2,455,000	3,254,348
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	4,000,000	4,785,880
Mississippi Home Corp. Single Family Mortgage Rev., ”A“, 4%, 12/01/2044	1,910,000	2,081,403
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2022	1,445,000	1,564,921
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2023	3,560,000	3,953,736
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), ”A“, 5%, 9/01/2046	1,905,000	2,128,190
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2036	845,000	941,710
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2037	760,000	845,036
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2039	760,000	838,690
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), ”A“, 4%, 1/01/2040	425,000	467,271

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	$1,250,000	$1,433,388
State of Mississippi, ”B“, 5%, 12/01/2025	585,000	710,044
State of Mississippi, ”B“, 5%, 12/01/2032	2,500,000	3,041,675
State of Mississippi, ”B“, 5%, 12/01/2033	2,500,000	3,035,975
State of Mississippi, ”B“, 5%, 12/01/2034	5,000,000	6,059,500
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), ”A“, 5%, 3/01/2028	1,080,000	1,270,328
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2043	6,615,000	7,730,091
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	5,750,000	6,674,715
		$53,321,227
Missouri - 1.4%
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), ”B“, 5%, 3/01/2055	$5,675,000	$6,715,909
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), ”B“, AGM, 5%, 3/01/2049	9,465,000	11,253,412
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 4.375%, 2/01/2031	105,000	113,408
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2040	160,000	176,165
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), ”B“, 5%, 2/01/2050	275,000	298,152
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	730,000	832,412
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), ”A“, 5%, 6/01/2030	5,000,000	6,305,550
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), ”A“, 5%, 6/01/2031	3,165,000	3,973,816
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2044	2,300,000	2,527,033
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2049	5,000,000	5,449,750
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), ”A“, 4%, 2/15/2054	9,550,000	10,319,730
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), ”A“, 5%, 6/01/2031	2,615,000	2,964,390
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, 3.75%, 5/01/2038	760,000	795,560
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”A“, FNMA, 4.25%, 5/01/2049	6,070,000	6,656,301
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), ”B“, FNMA, 4.75%, 5/01/2049	3,160,000	3,539,232
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2030	140,000	154,141
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5%, 8/15/2035	95,000	103,571
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), ”A“, 5.125%, 8/15/2045	260,000	281,226
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 3.875%, 11/15/2029	200,000	216,262
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.375%, 11/15/2035	735,000	796,321
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), ”A“, 4.75%, 11/15/2047	2,290,000	2,490,971
		$65,963,312
Montana - 0.0%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), ”A“, 4%, 6/01/2049	$1,035,000	$1,116,258
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), ”A-2“, 3%, 12/01/2043	980,000	1,004,225
		$2,120,483
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), ”A“, 5%, 9/01/2034	$850,000	$1,101,626
Douglas County, NE, Educational Facilities Refunding Rev. (Creighton University), ”A“, 5.875%, 7/01/2040 (Prerefunded 7/01/2020)	6,355,000	6,503,580
Nebraska Investment Finance Authority, Single Family Housing Rev., ”A“, 4%, 9/01/2044	1,335,000	1,404,220

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nebraska - continued
Nebraska Investment Finance Authority, Single Family Housing Rev., ”C“, 4%, 9/01/2048 (u)	$5,015,000	$5,432,398
		$14,441,824
Nevada - 0.5%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 4.5%, 12/15/2029	$150,000	$162,090
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2035	630,000	688,842
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2038	305,000	331,596
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5.125%, 12/15/2045	760,000	823,255
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), ”A“, 5%, 12/15/2048	735,000	790,066
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 5%, 6/01/2033	90,000	110,095
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 5%, 6/01/2038	115,000	137,588
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 4%, 6/01/2048	460,000	498,291
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), ”B“, AGM, 4.125%, 6/01/2058	570,000	613,508
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), Capital Appreciation, ”C“, 0%, 7/01/2058	29,500,000	4,266,585
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), ”A“, 2.5%, 6/15/2024 (n)	780,000	789,415
State of Nevada, Director of Department of Business & Industry, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 1.47%, 12/01/2026 (Put Date 6/01/2020)	1,800,000	1,799,910
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Projects), ”F“, 2.05%, 3/01/2036 (Put Date 4/15/2022)	10,250,000	10,350,245
		$21,361,486
New Hampshire - 0.3%
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Emerald Renewable Diesel LLC Project), 2%, 6/01/2049 (Put Date 8/31/2020) (n)	$9,575,000	$9,601,906
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,600,000	1,903,248
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,595,000	1,876,549
		$13,381,703
New Jersey - 4.7%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2032	$4,925,000	$5,850,752
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2037	4,400,000	5,159,968
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”A“, BAM, 5%, 3/01/2042	600,000	695,460
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2032	1,665,000	1,977,970
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), ”B“, AGM, 5%, 3/01/2037	1,670,000	1,958,442
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	355,000	418,123
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	555,000	620,113
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	850,000	948,337
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	555,000	618,276
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	555,000	617,615
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	470,000	538,808
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	470,000	528,510
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,415,000	1,580,159
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	870,000	973,878
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	435,000	485,164
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2037	1,970,000	2,319,104
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2042	2,190,000	2,546,839
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2030	1,095,000	1,205,354

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), ”A“, 5%, 1/01/2035	$1,570,000	$1,708,851
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2034	610,000	700,231
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2035	510,000	584,057
New Jersey Economic Development Authority Rev., School Facilities Construction, ”DDD“, 5%, 6/15/2042	2,855,000	3,214,930
New Jersey Economic Development Authority Rev., School Facilities Construction, ”NN“, 5%, 3/01/2027	4,135,000	4,541,760
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	6,250,000	6,803,312
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), ”A“, 5.625%, 11/15/2030	400,000	457,496
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), ”B“, 5.625%, 11/15/2030	370,000	423,184
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), ”C“, 5%, 6/15/2042	3,385,000	3,837,067
New Jersey Economic Development Authority, Water Facilities Rev. (Middlesex Water Co.), 5%, 8/01/2059	1,595,000	1,895,658
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2029	1,385,000	1,405,470
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 3.125%, 7/01/2031 (u)	8,400,000	8,735,748
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, 5%, 7/01/2033	485,000	558,225
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2027	1,105,000	1,336,630
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., ”A“, BAM, 5%, 7/01/2028	9,240,000	11,163,768
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), ”A“, AGM, 5%, 7/01/2046	5,485,000	6,164,262
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	2,105,000	2,452,893
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	2,100,000	2,436,294
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,775,000	2,051,616
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,785,000	2,058,408
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,575,000	1,811,376
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,835,000	2,104,855
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	3,040,000	3,481,955
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”1A“, 3.5%, 12/01/2029	510,000	510,000
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”1B“, 2.95%, 12/01/2028	6,160,000	6,265,767
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.25%, 12/01/2039	5,690,000	5,783,714
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., ”C“, 4.75%, 10/01/2050 (u)	10,670,000	11,978,782
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2032	3,000,000	3,608,550
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2033	3,000,000	3,597,570
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2034	3,000,000	3,577,530
New Jersey Tobacco Settlement Financing Corp., ”A“, 5%, 6/01/2035	2,950,000	3,506,754
New Jersey Transportation Trust Fund Authority, ”B“, AAC, 5.5%, 9/01/2026	3,525,000	4,273,534
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A“, 5%, 6/15/2029	3,420,000	4,001,092
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A“, 5%, 6/15/2031	2,275,000	2,640,593
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., ”A-1“, 5%, 6/15/2027	3,985,000	4,703,934
New Jersey Transportation Trust Fund Authority, Transportation System, ”B“, NATL, 5.5%, 12/15/2020	3,325,000	3,453,511
New Jersey Transportation Trust Fund Authority, Transportation System, ”B“, NATL, 5.5%, 12/15/2021	5,000,000	5,393,950
New Jersey Transportation Trust Fund Authority, Transportation System, ”C“, 5%, 6/15/2042	2,360,000	2,492,018
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”A“, 0%, 12/15/2037	25,000,000	13,800,750
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2028	12,075,000	9,584,773
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2035	3,725,000	2,275,230
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AAC, 0%, 12/15/2036	9,720,000	5,691,546
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AGM, 0%, 12/15/2029	15,690,000	12,206,349
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, AGM, 0%, 12/15/2032	3,345,000	2,351,702
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, NATL, 0%, 12/15/2027	6,900,000	5,700,159
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, ”C“, NATL, 0%, 12/15/2031	5,000,000	3,580,600
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2032	1,000,000	1,252,880
South Jersey, NJ, Transportation Authority System Rev., ”A“, AGM, 5%, 11/01/2033	725,000	905,953
		$222,108,159

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - 0.4%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2033	$2,300,000	$2,818,121
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), ”D“, 5.9%, 6/01/2040	9,975,000	10,156,744
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”A-1“, FNMA, 4%, 1/01/2049	1,685,000	1,822,395
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, ”C“, FNMA, 4%, 1/01/2049	3,335,000	3,623,044
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2034	270,000	305,408
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2039	205,000	228,841
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2044	215,000	237,642
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), ”A“, 5%, 5/15/2049	565,000	621,082
		$19,813,277
New York - 3.3%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$2,015,000	$2,018,345
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	5,830,000	6,628,885
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, ”C“, 0% to 1/01/2024, 5.625% to 1/01/2055	1,610,000	1,549,754
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	1,450,000	1,528,242
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	1,080,000	1,137,780
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	2,450,000	2,578,870
Hudson Yards, NY, Infrastructure Corp. Rev., ”A“, Unrefunded Balance, 5.75%, 2/15/2047	1,500,000	1,572,705
Metropolitan Transportation Authority (Hudson Rail Yards Trust), ”A“, 5%, 11/15/2046	7,005,000	7,017,259
New York Dormitory Authority Rev. (Cornell University), ”D“, 5%, 7/01/2034	3,000,000	4,164,840
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	100,000	117,637
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2032 (w)	520,000	645,679
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2036 (w)	1,115,000	1,365,908
New York Dormitory Authority Rev. (Rochester Institute of Technology), ”A“, 5%, 7/01/2040 (w)	1,265,000	1,548,309
New York Dormitory Authority Rev., Non-State Supported Debt (Cornell University Green Bonds), ”D“, 5%, 7/01/2035	590,000	825,180
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), ”A“, 5%, 12/01/2035	200,000	234,026
New York Dormitory Authority Rev., State Personal Income Tax, ”A“, 5%, 12/15/2025	5,000,000	5,567,300
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), ”C“, 2%, 6/01/2029 (Put Date 5/01/2020)	3,485,000	3,490,855
New York Environmental Facilities Corp., State Revolving Funds Rev., ”C“, 5%, 5/15/2041	2,745,000	2,875,689
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	11,660,000	15,872,991
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”1“, 5%, 11/15/2044	16,005,000	17,688,086
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), ”2“, 5.375%, 11/15/2040	3,190,000	3,590,568
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	2,300,000	2,456,377
New York Mortgage Agency Rev., ”54“, 4%, 4/01/2047	4,070,000	4,346,841
New York Mortgage Agency Rev., “208”, 4%, 10/01/2048	7,400,000	7,929,914
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	1,490,000	1,559,911
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	765,000	798,155
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	5,475,000	6,586,315
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2033	3,190,000	3,825,671
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	1,800,000	2,154,312
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,315,000	1,432,587
New York Urban Development Corp., State Personal Income Tax Rev., ”C“, 5%, 3/15/2034	1,455,000	1,781,473
New York, NY, ”B-1“, 5%, 12/01/2041	3,500,000	4,143,090
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), ”F“, 4.5%, 2/15/2048	5,574,420	5,908,161
New York, NY, City Transitional Finance Authority Building Aid Rev., ”S-3“, 5%, 7/15/2043	1,025,000	1,239,040
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,570,000	1,684,626
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., ”CC-1“, 5%, 6/15/2046	7,000,000	8,205,680
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	1,065,000	1,204,121
Port Authority of NY & NJ (214th Series), 4%, 9/01/2038	1,065,000	1,200,042

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	$920,000	$1,032,912
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	1,485,000	1,651,454
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,315,000	2,419,013
Poughkeepsie, NY, Anticipation Notes, ”A“, 3%, 5/02/2020	900,000	902,979
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2029	870,000	970,877
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2030	2,330,000	2,590,680
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2033	1,255,000	1,377,325
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), ”A“, 5%, 1/01/2036	275,000	298,524
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2034	950,000	1,119,261
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2035	480,000	563,597
Tobacco Settlement Asset Securitization Corp., NY, ”A“, 5%, 6/01/2041	2,710,000	3,035,146
		$154,436,992
North Carolina - 1.1%
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	$6,000,000	$6,697,920
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), ”A“, 4%, 11/01/2049	3,790,000	4,205,801
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), ”A“, 4%, 11/01/2052	9,435,000	10,443,979
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	205,000	233,081
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	260,000	282,344
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	285,000	304,423
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”A“, 5%, 9/01/2037	100,000	106,839
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2041	370,000	397,343
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), ”C“, 5%, 9/01/2046	1,350,000	1,444,919
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2042	610,000	693,716
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2047	1,195,000	1,351,390
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2051	2,440,000	2,755,663
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., ”A“, 5%, 7/01/2054	975,000	1,100,512
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	1,600,000	1,914,560
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 4%, 1/01/2055	1,385,000	1,522,420
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	1,780,000	2,150,454
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2031	1,250,000	1,445,337
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2033	1,375,000	1,581,772
University of North Carolina Board of Governors Rev., 4%, 4/01/2049	1,000,000	1,102,010
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2045	890,000	1,259,866
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	5,065,000	5,835,690
University of North Carolina, Hospitals at Chapel Hill Rev., 5%, 2/01/2049	2,615,000	3,787,069
		$50,617,108
North Dakota - 0.5%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”A“, 4%, 7/01/2034	$485,000	$507,984
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), ”D“, 4.25%, 1/01/2049 (u)	7,140,000	7,802,806
North Dakota State Board of Higher Education, Housing and Auxiliary Facilities Rev. (University of North Dakota), ”A“, AGM, 4%, 4/01/2039	2,340,000	2,613,008
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2034	3,105,000	3,612,202
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2038	3,620,000	4,147,506
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), ”C“, 5%, 6/01/2043	2,585,000	2,921,955
		$21,605,461
Ohio - 3.0%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), ”B“, 5%, 2/15/2024 (Prerefunded 2/15/2022)	$1,500,000	$1,622,040
Buckeye, OH, Tobacco Settlement Financing Authority Rev., ”A-2“, 6.5%, 6/01/2047	8,500,000	8,661,585
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), ”B“, 7%, 5/15/2040	1,010,000	1,054,289
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	4,065,000	4,419,427
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2052	890,000	1,038,221

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	$9,355,000	$10,886,788
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), ”A“, 4%, 5/15/2047	4,140,000	4,539,634
Lancaster, PA, Port Authority Gas Supply Rev., ”A“, 5%, 8/01/2049 (Put Date 2/01/2025)	5,250,000	6,077,872
Miami County, OH, Hospital Facilities Rev. (Kettering Health), ”A“, 5%, 8/01/2049	9,845,000	11,554,387
Montgomery County, OH, Health Care & Multi-Family Housing Rev. (St. Leonard), 6.375%, 4/01/2030	1,915,000	1,932,848
Montgomery County, OH, Health Care & Multi-Family Housing Rev. (St. Leonard), 6.625%, 4/01/2040	2,770,000	2,798,919
Northeast Ohio Regional Sewer District, Wastewater Improvement Rev., 4%, 11/15/2036	1,000,000	1,161,780
Northeast Ohio Regional Sewer District, Wastewater Improvement Rev., 4%, 11/15/2037	7,000,000	8,103,130
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”B“, 2.6%, 6/01/2041 (Put Date 10/01/2029)	4,615,000	4,625,338
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), ”C“, 2.1%, 12/01/2027 (Put Date 10/01/2024)	8,400,000	8,439,732
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	190,000	205,175
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038	250,000	269,383
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048	330,000	356,291
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	3,000,000	3,448,890
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2035 (w)	1,130,000	1,390,115
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2038 (w)	1,075,000	1,308,178
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2039 (w)	1,135,000	1,376,097
Ohio Higher Educational Facility Rev. (Kenyon College 2020 Project), 5%, 7/01/2042 (w)	1,950,000	2,344,582
Ohio Hospital Facilities Rev. (Cleveland Clinic Health System), ”B“, 4%, 1/01/2046	9,355,000	10,433,912
Ohio Housing Finance Agency, 4.5%, 9/01/2049 (u)	9,220,000	10,239,271
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), ”A“, 4.5%, 9/01/2048 (u)	4,845,000	5,354,209
Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2038 (u)	3,355,000	3,732,941
Ohio State University, Special Purpose Rev., ”A“, 5%, 6/01/2043 (u)	8,150,000	9,030,852
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,740,000	8,848,213
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	130,000	147,104
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	720,000	783,461
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	925,000	970,788
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	1,130,000	1,219,360
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	395,000	411,898
		$138,786,710
Oklahoma - 0.4%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$315,000	$327,641
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	2,195,000	2,364,630
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	1,465,000	1,730,780
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., ”A“, 5.4%, 10/01/2038	130,000	132,309
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,495,000	1,640,404
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2029	150,000	183,124
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2033	810,000	970,939
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5%, 8/15/2038	1,135,000	1,340,991
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2043	1,215,000	1,448,219
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), ”B“, 5.25%, 8/15/2048	1,140,000	1,347,275
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), ”A“, 4.75%, 9/01/2048	2,825,000	3,157,163
Tulsa, OK, Airport Improvement Trust Rev., ”A“, 5%, 6/01/2045	755,000	835,694
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	255,000	286,207
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), ”B“, 5.5%, 6/01/2035	3,365,000	3,691,540
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), ”B“, 5.5%, 12/01/2035	1,440,000	1,578,730
		$21,035,646

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - 0.9%
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 8/01/2025 (Put Date 5/02/2022)	$1,275,000	$1,284,690
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 7/01/2038 (Put Date 5/01/2022)	1,730,000	1,756,054
Oregon Facilities Authority Rev. (Legacy Health), ”A“, 5%, 6/01/2046	9,000,000	10,407,690
Oregon Health & Sciences University Rev., ”B“, 5%, 7/01/2034	7,500,000	8,985,750
Oregon Housing & Community Services Department Mortgage Rev. (Single-Family Mortgage Program), ”D“, 4.75%, 1/01/2050 (u)	8,180,000	9,132,806
Port of Portland, OR, International Airport Rev., ”24B“, 5%, 7/01/2042	1,340,000	1,560,926
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2030	4,000,000	4,968,520
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, ”B“, 5%, 6/15/2033	1,750,000	2,153,165
		$40,249,601
Pennsylvania - 7.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), ”A“, 4%, 4/01/2044	$13,590,000	$14,545,105
Allentown, PA, City School District Rev., ”C“, BAM, 4%, 2/01/2035	1,150,000	1,291,990
Allentown, PA, City School District Rev., ”C“, BAM, 4%, 2/01/2036	1,100,000	1,231,813
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028	135,000	159,251
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033	135,000	157,465
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	330,000	373,626
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027	2,000,000	2,325,560
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2035	500,000	568,575
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036	1,075,000	1,218,631
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037	500,000	564,980
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038	500,000	562,280
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041	2,500,000	2,782,150
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	725,000	863,881
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2030	1,025,000	1,216,193
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2037	900,000	1,042,344
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), ”A“, 5%, 11/01/2044	7,325,000	7,688,613
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	550,000	650,985
Berks County, PA, Reading School District, BAM, 4%, 4/01/2044	945,000	1,051,350
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	895,000	961,284
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	4,485,000	4,781,683
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 4.75%, 12/15/2037	1,115,000	1,240,605
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2047	530,000	591,936
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), ”A“, 5%, 12/15/2051	645,000	719,130
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,475,000	1,802,627
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	1,260,000	1,535,612
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	630,000	765,532
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	730,000	751,382
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,275,000	1,348,096
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	915,000	991,851
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,440,000	1,585,238
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	1,730,000	1,930,490
Delaware Valley, PA, Regional Finance Authority, ”C“, FLR, 2.028% (LIBOR - 3mo. + 0.75%), 6/01/2037	7,315,000	6,806,973
Doylestown, PA, Hospital Rev., ”A“, 4%, 7/01/2045	585,000	610,594
Doylestown, PA, Hospital Rev., ”A“, 5%, 7/01/2049	590,000	676,057
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	365,000	409,990
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	470,000	521,653

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	$485,000	$525,454
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	265,000	284,949
Erie, PA, City School District General Obligation, ”A“, AGM, 5%, 4/01/2034	820,000	1,010,314
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), ”A“, 4%, 7/01/2049	3,960,000	4,289,868
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), ”A“, 5%, 12/01/2043	9,610,000	10,680,650
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, ”B“, 0%, 12/01/2036	12,095,000	7,456,205
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2021	755,000	807,707
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2023	675,000	762,271
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2024	690,000	797,191
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2026	630,000	753,839
Luzerne County, PA, ”A“, AGM, 5%, 11/15/2029	5,835,000	6,826,308
Luzerne County, PA, ”A“, AGM, 5%, 12/15/2029	1,570,000	1,885,287
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, BAM, 5%, 4/15/2059	940,000	1,109,256
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,970,000	2,156,953
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	1,880,000	2,045,177
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2051	2,355,000	2,557,624
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Co. Project), ”A“, 2.55%, 6/01/2029 (Put Date 6/01/2020)	1,095,000	1,100,858
Montgomery County, PA, Industrial Development Authority Rev. (Haverford School Project), 4%, 3/01/2049	8,700,000	9,569,043
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,015,000	1,064,968
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,310,000	1,537,888
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	800,000	936,136
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), ”B“, 5.25%, 3/01/2031	1,140,000	1,302,427
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), ”B“, 5.25%, 3/01/2037	1,780,000	2,005,971
Northeastern, PA, Hospital and Education Authority College Rev. (King's College Project), 5%, 5/01/2032	450,000	544,702
Northeastern, PA, Hospital and Education Authority College Rev. (King's College Project), 5%, 5/01/2033	600,000	721,806
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	2,945,000	2,996,950
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management Project, Inc.), 2.15%, 7/01/2041 (Put Date 7/01/2024)	8,000,000	8,088,480
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 1.75%, 8/01/2038 (Put Date 8/01/2024)	12,500,000	12,423,375
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2038	1,000,000	1,230,600
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), ”A“, 5%, 3/01/2039	250,000	306,840
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	510,000	521,863
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	2,305,000	2,509,085
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 5%, 10/01/2044 (Prerefunded 10/01/2022)	3,915,000	4,326,584
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania), ”A“, 5%, 2/15/2048	20,205,000	24,442,999
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., ”128A“, 4.75%, 4/01/2033 (u)	6,945,000	7,632,347
Pennsylvania Turnpike Commission Subordinate Rev., ”A“, AGM, 4%, 12/01/2049	16,340,000	18,099,491
Philadelphia, PA, ”B“, 5%, 2/01/2032	5,250,000	6,606,495
Philadelphia, PA, ”B“, 5%, 2/01/2035	3,850,000	4,791,594
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2033	4,215,000	5,037,136
Philadelphia, PA, Airport Rev., ”B“, 5%, 7/01/2034	250,000	298,145
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	415,000	426,334
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.625%, 8/01/2036	315,000	337,006
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.25%, 8/01/2046	2,090,000	2,271,078
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.75%, 8/01/2046	1,700,000	1,805,842
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”A“, 5.375%, 8/01/2051	1,530,000	1,671,097
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), ”B“, 6%, 8/01/2051	1,180,000	1,263,131
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,425,000	2,459,629

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	$1,175,000	$1,191,755
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 6.75%, 6/15/2033	150,000	165,658
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), ”A-1“, 7%, 6/15/2043	355,000	390,915
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2035	1,040,000	1,231,703
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), ”A“, 5%, 9/01/2042	10,810,000	12,557,977
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project- Section 8), ”I“, 5%, 12/01/2037	2,080,000	2,362,110
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project- Section 8), ”I“, 5%, 12/01/2058	8,300,000	9,186,357
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project- Section 8), ”III“, 5.25%, 12/01/2047	350,000	369,257
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project- Section 8), ”III“, 5.5%, 12/01/2058	505,000	535,603
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2037	565,000	629,902
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2042	1,005,000	1,109,892
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), ”A“, 5%, 7/01/2049	1,570,000	1,724,064
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), ”15“, 5%, 8/01/2042	9,075,000	10,648,968
Philadelphia, PA, Gas Works Rev., ”14“, AGM, 5%, 10/01/2033	2,910,000	3,469,535
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,900,000	2,048,827
Philadelphia, PA, School District, ”A“, 5%, 9/01/2033	310,000	376,430
Philadelphia, PA, School District, ”A“, 5%, 9/01/2035	1,160,000	1,401,303
Philadelphia, PA, School District, ”A“, 4%, 9/01/2036	1,565,000	1,750,844
Philadelphia, PA, School District, ”A“, 5%, 9/01/2036	385,000	463,794
Philadelphia, PA, School District, ”A“, 4%, 9/01/2037	1,240,000	1,381,658
Philadelphia, PA, School District, ”A“, 5%, 9/01/2037	385,000	462,135
Philadelphia, PA, School District, ”A“, 4%, 9/01/2038	1,775,000	1,969,504
Philadelphia, PA, School District, ”A“, 5%, 9/01/2038	385,000	460,745
Philadelphia, PA, School District, ”A“, 4%, 9/01/2039	1,000,000	1,107,370
Philadelphia, PA, School District, ”B“, 5%, 9/01/2043	1,160,000	1,372,118
Philadelphia, PA, School District, ”F“, 5%, 9/01/2037	1,020,000	1,186,321
Philadelphia, PA, School District, ”F“, 5%, 9/01/2038	255,000	295,866
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2032	750,000	995,010
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2033	565,000	759,388
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 4%, 9/01/2035	285,000	325,607
Pittsburgh, PA, Water & Sewer Authority Rev., ”A“, AGM, 5%, 9/01/2044	1,875,000	2,282,606
Reading, PA, School District, ”A“, 5%, 4/01/2020	1,000,000	1,008,150
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,870,000	2,031,213
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2030	2,000,000	2,365,160
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2032	7,820,000	9,181,227
State Public School Building Authority, PA, School Lease Rev. (School District of Philadelphia Project), ”A“, AGM, 5%, 6/01/2033	22,255,000	26,098,884
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2044	1,920,000	2,086,195
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	2,945,000	3,192,969
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	2,015,000	2,179,767
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2050	1,920,000	2,072,371
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	115,000	116,449
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	80,000	84,922
West Shore, PA, Area Authority Rev. (Messiah Village Project), ”A“, 5%, 7/01/2030	445,000	484,365

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
West Shore, PA, Area Authority Rev. (Messiah Village Project), ”A“, 5%, 7/01/2035	$435,000	$467,808
		$354,187,180
Puerto Rico - 5.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., ”A“, ASSD GTY, 5%, 7/01/2028	$3,235,000	$3,319,951
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	4,050,000	4,563,094
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”A“, NATL, 4.75%, 7/01/2038	5,860,000	5,867,677
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.5%, 7/01/2029	850,000	974,746
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2032	625,000	706,056
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2033	1,630,000	1,843,237
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”CC“, AGM, 5.25%, 7/01/2036	2,720,000	3,075,205
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”D“, AGM, 5%, 7/01/2032	5,005,000	5,122,467
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”J“, NATL, 5%, 7/01/2029	365,000	374,574
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, AAC, 5.25%, 7/01/2038	17,370,000	18,915,583
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, ASSD GTY, 5.25%, 7/01/2041	4,475,000	5,041,938
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”L“, NATL, 5.25%, 7/01/2035	8,390,000	9,101,136
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”M“, ASSD GTY, 5%, 7/01/2032	660,000	677,107
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2030	5,350,000	5,856,056
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, AAC, 5.25%, 7/01/2031	1,980,000	2,169,882
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, ASSD GTY, 5.25%, 7/01/2036	5,510,000	6,229,386
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2032	1,515,000	1,654,562
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”N“, NATL, 5.25%, 7/01/2033	3,330,000	3,597,898
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ”Y“, AGM, 6.25%, 7/01/2021	4,645,000	4,821,278
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, ”N“, AAC, 0%, 7/01/2020	880,000	863,394
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Unrefunded Balance, ”A“, NATL, 5%, 7/01/2038	570,000	581,662
Commonwealth of Puerto Rico, ”A“, NATL, 5.5%, 7/01/2021	570,000	594,675
Commonwealth of Puerto Rico, Infrastructure Financing Authority, Capital Appreciation, ”A“, AAC, 0%, 7/01/2034	15,570,000	7,687,843
Commonwealth of Puerto Rico, Infrastructure Financing Authority, Capital Appreciation, ”A“, AAC, 0%, 7/01/2035	2,360,000	1,098,155
Commonwealth of Puerto Rico, Public Improvement, AAC, 4.5%, 7/01/2023	290,000	291,871
Commonwealth of Puerto Rico, Public Improvement, ”A“, AGM, 5%, 7/01/2035	10,035,000	10,665,599
Commonwealth of Puerto Rico, Public Improvement, ”A“, ASSD GTY, 5.5%, 7/01/2029	3,390,000	3,863,786
Commonwealth of Puerto Rico, Public Improvement, ”A“, NATL, 5.5%, 7/01/2020	2,890,000	2,936,934
Commonwealth of Puerto Rico, Public Improvement, ”A-4“, AGM, 5.25%, 7/01/2030	785,000	794,184
Commonwealth of Puerto Rico, Public Improvement, ”C-7“, NATL, 6%, 7/01/2027	2,560,000	2,640,154
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2020	510,000	513,494
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., ”A“, AAC, 5%, 7/01/2031	7,120,000	7,276,782
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	9,760,000	7,393,200
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	1,535,000	1,162,762
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	2,730,000	2,074,800
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	3,415,000	2,586,862
Puerto Rico Electric Power Authority Rev., ”DDD“, 5%, 7/01/2022 (a)(d)	6,450,000	4,885,875
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.625%, 7/01/2023	445,000	445,053
Puerto Rico Electric Power Authority Rev., ”DDD“, AGM, 3.65%, 7/01/2024	1,915,000	1,915,345
Puerto Rico Electric Power Authority Rev., ”MM“, NATL, 5%, 7/01/2020	50,000	50,690
Puerto Rico Electric Power Authority Rev., ”NN“, NATL, 5.25%, 7/01/2022	1,505,000	1,590,258
Puerto Rico Electric Power Authority Rev., ”NN“, NATL, 4.75%, 7/01/2033	225,000	225,304
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2022	905,000	920,928
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2024	160,000	163,646
Puerto Rico Electric Power Authority Rev., ”PP“, NATL, 5%, 7/01/2025	210,000	215,250
Puerto Rico Electric Power Authority Rev., ”RR“, ASSD GTY, 5%, 7/01/2028	110,000	112,889
Puerto Rico Electric Power Authority Rev., ”RR“, NATL, 5%, 7/01/2022	555,000	564,768
Puerto Rico Electric Power Authority Rev., ”SS“, ASSD GTY, 4.375%, 7/01/2030	230,000	230,564
Puerto Rico Electric Power Authority Rev., ”SS“, NATL, 5%, 7/01/2020	560,000	564,306
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	1,705,000	1,291,537
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	5,215,000	3,950,362
Puerto Rico Electric Power Authority Rev., ”TT“, NATL, 5%, 7/01/2024	970,000	992,106
Puerto Rico Electric Power Authority Rev., ”TT“, NATL, 5%, 7/01/2026	35,000	35,903
Puerto Rico Electric Power Authority Rev., ”UU“, AGM, 5%, 7/01/2022	360,000	368,953
Puerto Rico Electric Power Authority Rev., ”UU“, ASSD GTY, 4.25%, 7/01/2027	1,385,000	1,387,853

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2025	$280,000	$303,822
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2026	840,000	915,550
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2029	2,295,000	2,498,934
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2030	3,085,000	3,363,205
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2032	1,250,000	1,365,150
Puerto Rico Electric Power Authority Rev., ”VV“, NATL, 5.25%, 7/01/2034	465,000	507,599
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2022 (a)(d)	2,450,000	1,813,000
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	2,730,000	2,074,800
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	2,805,000	2,836,051
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	150,000	149,684
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	30,000	29,996
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	520,000	534,165
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	250,000	249,728
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	600,000	619,800
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	155,000	154,811
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,205,000	2,257,832
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	690,000	688,855
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	735,000	746,885
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	820,000	818,401
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	545,000	553,426
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2023	3,810,000	4,106,685
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2024	7,335,000	7,994,270
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2025	705,000	775,676
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2027	5,015,000	5,573,220
Puerto Rico Infrastructure Financing Authority Special Tax Rev., ”C“, AAC, 5.5%, 7/01/2028	755,000	839,870
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, ”A“, AAC, 0%, 7/01/2029	4,280,000	2,789,490
Puerto Rico Municipal Finance Agency, ”A“, AGM, 5%, 8/01/2027	190,000	195,010
Puerto Rico Public Buildings Authority Government Facilities Rev., ”I“, ASSD GTY, 5%, 7/01/2036	425,000	433,768
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2023	1,100,000	1,201,827
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2027	1,600,000	1,650,096
Puerto Rico Public Buildings Authority Government Facilities Rev., ”M-3“, NATL, 6%, 7/01/2028	345,000	355,947
Puerto Rico Public Buildings Authority Government Facilities Rev., ”N“, ASSD GTY, 5%, 7/01/2032	400,000	409,388
Puerto Rico Public Buildings Authority Rev., ”M-2“, AAC, 10%, 7/01/2035	4,660,000	4,921,845
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.55%, 7/01/2040	974,000	1,008,402
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 4.75%, 7/01/2053	15,100,000	15,764,702
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-1“, 5%, 7/01/2058	13,530,000	14,355,736
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.329%, 7/01/2040	9,821,000	9,955,744
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.536%, 7/01/2053	132,000	134,887
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., ”2019A-2“, 4.784%, 7/01/2058	1,824,000	1,894,479
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2024	157,000	137,799
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2027	1,554,000	1,240,853
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2029	293,000	217,418
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2031	14,021,000	9,626,398
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2033	13,721,000	8,729,026
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2046	6,302,000	1,688,369
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, ”2019A-1“, 0%, 7/01/2051	8,012,000	1,563,702

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
University of Puerto Rico Rev., ”P“, NATL, 5%, 6/01/2025	$350,000	$358,750
		$277,254,631
Rhode Island - 0.3%
Providence, RI, ”A“, 5%, 1/15/2025	$1,345,000	$1,469,130
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3%, 12/01/2021	4,890,000	4,952,446
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2021	1,120,000	1,193,091
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.25%, 12/01/2022	1,500,000	1,521,855
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2022	700,000	768,229
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.8%, 12/01/2031	1,990,000	2,081,699
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.5%, 12/01/2034	2,640,000	2,764,476
		$14,750,926
South Carolina - 2.2%
Chesterfield County, SC, School District, 5%, 3/01/2025	$2,250,000	$2,433,240
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	650,000	798,096
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), ”A“, 5%, 10/01/2040	3,880,000	4,539,988
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	4,150,000	4,358,247
Richland County, SC, Environmental Improvement Rev. (International Paper), ”A“, 3.875%, 4/01/2023	5,750,000	6,128,235
Rock Hill, SC, Combined Utility System Rev., ”A“, 4%, 1/01/2049	4,350,000	4,788,088
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	8,000,000	9,170,080
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), ”A“, 5%, 5/01/2048	6,685,000	7,759,480
South Carolina Jobs & Economic Development Authority, Hospital Rev. (St. Joseph's/Candler Health System, Inc.), ”C“, 5%, 7/01/2032	5,000,000	6,165,550
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,580,000	1,711,772
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	1,210,000	1,307,889
South Carolina Port Authority Rev. (tax-exempt), ”B“, 5%, 7/01/2044	8,000,000	9,610,160
South Carolina Ports Authority Rev., 5.25%, 7/01/2050	3,075,000	3,697,165
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2035	3,405,000	3,835,426
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2037	5,290,000	5,917,976
South Carolina Ports Authority Rev., ”B“, 4%, 7/01/2039	5,235,000	5,819,174
South Carolina Public Service Authority Rev., ”A“, 5.125%, 12/01/2043	2,745,000	3,049,448
South Carolina Public Service Authority Rev., ”B“, 5.125%, 12/01/2043	6,550,000	7,276,460
South Carolina Public Service Authority Rev., ”C“, 5%, 12/01/2036	2,920,000	3,091,813
Spartanburg County, SC, Regional Health Services District Hospital Rev., ”A“, 5%, 4/15/2048	4,620,000	5,318,729
University of South Carolina, Athletic Facilities Rev., ”A“, 5%, 5/01/2034	1,250,000	1,513,588
University of South Carolina, Athletic Facilities Rev., ”A“, 5%, 5/01/2035	1,415,000	1,709,447
University of South Carolina, Athletic Facilities Rev., ”A“, 5%, 5/01/2036	1,045,000	1,259,319
		$101,259,370
South Dakota - 0.3%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2024	$1,000,000	$1,106,450
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2025	1,000,000	1,103,690
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., ”B“, 5%, 6/01/2026	1,400,000	1,541,554
South Dakota Housing Development Authority, Homeownership Mortgage, ”B“, 4.5%, 11/01/2048 (u)	9,805,000	10,871,882
		$14,623,576
Tennessee - 1.6%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (Catholic Health Initiatives), ”A“, 5.25%, 1/01/2045	$10,310,000	$11,534,519
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-1“, 4%, 8/01/2044	880,000	943,193
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2044	655,000	771,917
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), ”A-2“, 5%, 8/01/2049	330,000	385,275
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	3,000,000	3,077,100
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), ”A“, 5%, 1/01/2042	7,000,000	8,092,350
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	790,000	929,775
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	1,980,000	2,289,593

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., ”A“, 5%, 5/15/2029 (Prerefunded 5/15/2021)	$4,765,000	$5,019,689
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., ”A“, 5%, 5/15/2030 (Prerefunded 5/15/2021)	2,500,000	2,633,625
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), ”A“, 5%, 7/01/2035	2,685,000	3,164,997
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), ”A“, 5%, 7/01/2040	1,450,000	1,692,846
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	170,000	202,057
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2039	230,000	269,015
Metropolitan Nashville Airport Authority, TN, Airport Rev., ”B“, 5%, 7/01/2054	6,260,000	7,500,356
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	1,665,000	1,820,311
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2023	2,385,000	2,681,503
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2024	2,215,000	2,554,515
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	2,805,000	3,355,313
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 3.75%, 7/01/2039	1,500,000	1,625,700
Tennessee Housing Development Agency, Residential Finance Program Rev., ”1“, 4%, 1/01/2043	2,620,000	2,828,788
Tennessee Housing Development Agency, Residential Finance Program Rev., ”2-C“, 4%, 1/01/2045	1,135,000	1,190,740
Tennessee Housing Development Agency, Residential Finance Program Rev., ”3“, 4.25%, 7/01/2049	2,920,000	3,199,240
Tennessee Housing Development Agency, Residential Finance Program Rev., ”4“, 4.5%, 7/01/2049 (u)	8,770,000	9,689,885
		$77,452,302
Texas - 5.6%
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America - Texas), ”A“, 4%, 8/15/2049	$8,690,000	$9,681,963
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2028	650,000	816,264
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2029	600,000	763,050
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2030	850,000	1,080,699
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2031	630,000	797,057
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2032	625,000	787,406
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2037	1,200,000	1,456,296
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2038	980,000	1,183,379
Arlington, TX, Senior Lien Special Tax Rev., ”A“, AGM, 5%, 2/15/2043	5,100,000	6,068,286
Austin, TX, Airport System Rev., ”A“, 5%, 11/15/2044	5,790,000	7,064,379
Austin, TX, Airport System Rev., ”B“, 5%, 11/15/2041	1,070,000	1,252,852
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2029	715,000	838,552
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2031	1,055,000	1,230,911
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”A“, 5%, 1/01/2034	200,000	227,346
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2026	490,000	565,068
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2028	315,000	364,367
Austin, TX, Convention Center (Convention Enterprises, Inc.), ”B“, 5%, 1/01/2030	460,000	528,209
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027	3,000,000	3,319,200
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), ”A“, PSF, 5%, 8/15/2039	3,190,000	3,744,326
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), ”A“, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	2,355,000	2,459,538
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), ”A“, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	1,425,000	1,489,866
Dallas and Fort Worth, TX, International Airport Rev., ”C“, 5%, 11/01/2045	1,875,000	1,993,500
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039 (Prerefunded 10/01/2020)	1,750,000	1,800,558
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039	8,250,000	8,467,800
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), ”A“, 5.25%, 9/01/2044	415,000	454,035
El Paso, TX, Water & Sewer Rev., 5%, 3/01/2028	455,000	491,245
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/2039	3,685,000	4,165,008
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2035	1,575,000	1,805,060
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2036	2,790,000	3,187,519
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2037	3,775,000	4,294,780
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), ”A“, 4%, 10/01/2038	3,150,000	3,572,006
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2032	225,000	254,747

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., ”C“, 5%, 11/15/2033	$545,000	$615,921
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2041	900,000	414,774
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, ”A“, AGM, 0%, 11/15/2046	2,250,000	797,558
Harris, Ft. Bend & Waller Counties, TX, Katy Independent School District, ”C“, FLR, PSF, 1.446% (67% of LIBOR - 1mo. + 0.28%), 8/15/2036 (Put Date 8/16/2021)	10,400,000	10,398,648
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	855,000	866,867
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	2,465,000	2,673,859
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	2,135,000	2,377,258
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-1“, 5%, 7/15/2030	725,000	818,416
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), ”B-2“, 5%, 7/15/2020	3,215,000	3,272,098
Houston, TX, Airport System Rev., Subordinate Lien, ”A“, 5%, 7/01/2031	2,310,000	2,495,308
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	90,000	90,253
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), ”A“, 5%, 10/15/2044	1,565,000	1,766,056
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	150,000	180,717
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	215,000	257,454
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	240,000	286,207
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	435,000	514,209
Katy, TX, Independent School District Rev. (Fort Bend, Harris, & Waller Counties), ”D“, PSF, 5%, 2/15/2032	1,000,000	1,220,960
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 1.45%, 1/01/2026 (Put Date 2/03/2020)	11,635,000	11,634,884
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	490,000	567,895
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,595,000	1,816,546
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,780,000	2,015,174
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), ”B-1“, 3.25%, 11/15/2022	70,000	70,003
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2031	190,000	210,735
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 4%, 7/01/2036	955,000	989,265
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2046	6,220,000	6,716,543
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2051	2,545,000	2,732,923
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030	355,000	392,449
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035	355,000	388,366
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047	895,000	963,557
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), ”A“, AGM, 5%, 4/01/2046	1,585,000	1,746,749
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	35,000	36,347
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	90,000	93,035
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	265,000	272,616
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2032	110,000	114,338
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2037	125,000	129,334
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2042	150,000	154,631
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5.25%, 6/15/2048	300,000	310,362
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	4,380,000	4,970,906
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2029	420,000	531,938
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2030	520,000	653,806
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2031	420,000	525,336
San Antonio, TX, Airport System Rev., ”A“, 5%, 7/01/2032	420,000	523,597
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	6,000,000	7,150,200
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2028	635,000	790,137

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2029	$625,000	$788,481
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2030	520,000	651,253
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2031	375,000	467,220
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., ”A“, 5%, 7/01/2032	465,000	577,437
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), ”A“, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,795,000	2,889,108
Spring Independent School District, TX, Unlimited Tax School Building, PSF, 5%, 8/15/2042	10,000,000	11,832,400
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,160,000	1,261,129
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,385,000	1,490,454
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	1,505,000	1,604,812
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corp. Edgemere Project), ”B“, 5%, 11/15/2030	3,200,000	3,391,456
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044 (d)(q)	8,245,000	7,997,650
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), ”A-1“, 5%, 10/01/2044	785,000	848,514
Texas Department of Housing & Community Affairs Residential Mortgage Rev., ”A“, 4.75%, 1/01/2049 (u)	4,915,000	5,520,086
Texas Department of Housing & Community Affairs Single Family Mortgage Rev., ”A“, 4.75%, 3/01/2049 (u)	3,925,000	4,364,247
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	19,115,000	22,271,269
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,495,000	1,748,328
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,195,000	1,382,472
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	1,000,000	1,179,170
Texas State University, Financing System Rev., ”A“, 5%, 3/15/2032	5,000,000	6,062,650
Texas Transportation Commission, State Highway 249 System Rev., ”A“, 5%, 8/01/2057	4,100,000	4,769,284
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2037	455,000	232,419
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2038	335,000	161,567
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2039	375,000	171,165
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2040	375,000	161,471
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2041	745,000	302,924
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2042	1,025,000	393,887
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, ”A“, 0%, 8/01/2043	840,000	305,491
Texas Water Development Board State Water Implementation Rev., ”B“, 4%, 10/15/2043	16,375,000	18,439,887
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	590,000	617,789
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	2,575,000	2,698,909
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), Unrefunded Balance, 7%, 11/01/2030	40,000	41,499
University of Texas, System Rev., ”J“, 5%, 8/15/2028	5,000,000	6,128,700
		$262,506,635
Utah - 0.5%
Salt Lake City, UT, Salt Lake City International Airport Rev., ”A“, 5%, 7/01/2043	$6,390,000	$7,567,805
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy Project), 5%, 4/15/2030	150,000	150,633
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy Project), 6%, 4/15/2045	795,000	799,452
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2039	290,000	353,078
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2044	260,000	312,101
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), ”A“, 5%, 4/15/2049	480,000	572,563
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	1,000,000	1,152,630
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	3,495,000	3,976,576
Utah Housing Corp., Tax Exempt Mortgage-backed Securities, ”H“, GNMA, 4.5%, 8/21/2049	1,691,869	1,790,251
Utah Housing Corp., Tax Exempt Mortgage-backed Securities, ”I“, GNMA, 4%, 9/21/2049	3,373,994	3,552,006

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - continued
Utah Housing Corp., Tax-Exempt Mortgage Backed Securities, ”G“, GNMA, 4.5%, 7/21/2049	$4,196,753	$4,440,795
		$24,667,890
Vermont - 0.5%
Burlington, VT, Airport Rev., ”A“, 5%, 7/01/2022	$240,000	$252,768
Burlington, VT, Airport Rev., ”A“, 4%, 7/01/2028	2,020,000	2,123,606
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028)	1,035,000	1,173,245
Vermont Housing Finance Agency, Multi-Purpose Rev., ”C“, 4%, 11/01/2043	455,000	479,429
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.625%, 6/15/2029	575,000	605,469
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3.75%, 6/15/2030	635,000	670,503
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4%, 6/15/2033	595,000	631,979
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 4%, 6/15/2034	635,000	673,234
Vermont Student Assistance Corp., Education Loan Rev., ”A“, 3%, 6/15/2035	13,000,000	13,416,910
Vermont Student Assistance Corp., Education Loan Rev., ”B“, 4.375%, 6/15/2046	765,000	804,795
Vermont Student Assistance Corp., Education Loan Rev., ”B“, 4%, 6/15/2047	1,260,000	1,301,769
		$22,133,707
Virginia - 1.3%
Charles City County, VA, Economic Development Authority Solid Waste Disposal Rev. (Waste Management, Inc. Project), ”A“, 2.4%, 8/01/2027 (Put Date 5/01/2022)	$1,275,000	$1,297,861
Commonwealth of Virginia, University Health System General Rev., ”A“, 4%, 7/01/2040	13,150,000	14,616,882
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	2,120,000	2,283,346
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2035	3,905,000	4,856,648
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2037	3,990,000	4,927,051
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), ”A“, 2.4%, 9/01/2038 (Put Date 5/02/2022)	1,090,000	1,110,285
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, AGM, 8.518%, 8/23/2027 (p)	3,400,000	4,598,228
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), ”A“, 2.5%, 6/01/2023 (Put Date 5/01/2020)	1,455,000	1,494,212
Loudon County, VA, Economic Development Authority Rev. (Howard Hughes Medical Institute), Capital Appreciation, ”A“, 0%, 7/01/2049	15,000,000	5,791,050
Manassas Park, VA, Economic Development Authority Lease Rev., ”A“, 6%, 7/15/2035 (Prerefunded 7/15/2020)	845,000	866,590
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023	110,000	114,102
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028	145,000	159,881
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037	270,000	302,370
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045	980,000	1,049,835
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	230,000	254,079
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), ”A“, 2.4%, 6/01/2028 (Put Date 5/01/2022)	1,275,000	1,297,950
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2030	800,000	887,984
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), ”B“, 5.25%, 7/01/2035	715,000	783,783
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC Project), 5%, 7/01/2049	10,805,000	11,446,601
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	625,000	727,119
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	185,000	196,178
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), ”A“, 6.375%, 3/01/2019 (a)(d)	529,028	53
		$59,062,088
Washington - 1.7%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., ”S-1“, 5%, 11/01/2041	$13,000,000	$15,436,980
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	1,885,000	2,123,754
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	2,410,000	2,673,292
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	4,630,000	5,030,125
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2037	10,000,000	12,182,500
Seattle, WA, Port Rev., 4%, 4/01/2044	1,600,000	1,755,424

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Seattle, WA, Port Rev., 5%, 4/01/2044	$6,000,000	$7,171,020
Seattle, WA, Port Rev., ”B“, 5%, 8/01/2024	3,000,000	3,274,740
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	500,000	593,235
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,875,000	2,162,888
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,710,000	1,961,456
Washington Motor Vehicle Fuel Tax, ”E“, 5%, 2/01/2037	12,000,000	13,625,160
Washington Motor Vehicle Fuel Tax, ”E“, 5%, 2/01/2039	7,985,000	9,036,385
Washington State Convention Center Public Facilities District, Lodging Tax, 5%, 7/01/2058	3,830,000	4,505,152
		$81,532,111
West Virginia - 0.6%
Harrison County, WV, Community Solid Waste Disposal Rev. (Monongahela Power Co.), 3%, 10/15/2037	$10,000,000	$10,215,100
Monongalia County, WV, Board of Education, 5%, 5/01/2029	1,445,000	1,574,140
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	395,000	441,393
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2038	840,000	1,016,560
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), ”A“, 5%, 9/01/2039	250,000	301,722
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038 (a)(d)	2,110,000	1,234,350
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), ”A“, 4%, 6/01/2051	10,000,000	10,756,600
West Virginia Housing Development Fund, ”A“, FHA, 3.45%, 11/01/2033	640,000	683,283
West Virginia Housing Development Fund, ”A“, FHA, 3.75%, 11/01/2038	605,000	644,930
West Virginia Housing Development Fund, ”A“, FHA, 3.9%, 11/01/2048	300,000	317,688
West Virginia Water Development Authority Rev. (Loan Program II), ”A-II“, 5%, 11/01/2033	675,000	806,645
		$27,992,411
Wisconsin - 1.6%
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2044	$375,000	$438,382
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2054	485,000	561,708
Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), ”A“, AGM, 5%, 7/01/2058	560,000	633,254
Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), 5%, 7/01/2036	500,000	598,285
Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	6,000,000	6,970,740
Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	3,570,000	4,131,739
Public Finance Authority Student Housing Rev. (CHF-Wilmington LLC- University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	5,000,000	5,766,400
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), ”A“, 5%, 7/15/2026 (Prerefunded 7/15/2021)	2,215,000	2,345,973
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), ”A“, 5%, 7/15/2028 (Prerefunded 7/15/2021)	665,000	704,321
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2030	115,000	145,046
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2031	130,000	162,882
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2032	150,000	187,708
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2033	160,000	199,554
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2034	150,000	186,563
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), ”A“, 5%, 12/01/2035	190,000	235,549
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”C“, 5%, 2/15/2047	2,465,000	2,822,622
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2038	385,000	450,989
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2044	450,000	523,066
Wisconsin Health & Educational Facilities Authority Rev. (Rogers Memorial Hospital, Inc.), ”A“, 5%, 7/01/2049	1,875,000	2,174,381
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2039	815,000	890,127
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2046	875,000	945,481
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”A“, 5%, 11/01/2054	1,665,000	1,787,910

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), ”B-3“, 2.25%, 11/01/2026	$1,735,000	$1,747,700
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2040	465,000	488,655
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2045	630,000	659,818
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2050	2,560,000	2,676,659
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., ”D“, 4%, 3/01/2047 (u)	6,000,000	6,501,360
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	200,000	232,866
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	615,000	704,901
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	420,000	477,679
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	120,000	129,853
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	120,000	129,832
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	320,000	345,261
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 4%, 9/01/2020	30,000	30,281
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2025	100,000	111,717
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2030	165,000	179,174
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2038	220,000	235,732
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	655,000	731,956
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	605,000	673,407
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027	7,060,000	8,084,406
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	3,170,000	3,787,991
Wisconsin Public Finance Authority Rev. (Celanese Corp.), ”B“, 5%, 12/01/2025	620,000	710,173
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2037	995,000	1,114,221
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2042	960,000	1,064,938
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2047	2,320,000	2,565,131
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2052	200,000	220,612
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.125%, 11/15/2029	490,000	531,488
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.5%, 11/15/2034	455,000	496,865
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.75%, 11/15/2044	375,000	408,060
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 6%, 11/15/2049	740,000	811,676
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2022	685,000	715,441
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5.25%, 7/01/2028	1,260,000	1,364,756
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2042	1,600,000	1,697,616
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”C“, 5%, 7/01/2042	1,630,000	1,728,224
		$74,221,129
Total Municipal Bonds		$4,579,413,335
Other Municipal Bonds – 0.4%
Multi-Family Housing Revenue – 0.4%
Freddie Mac, VRDN, 2.625%, 6/15/2035	$17,825,000	$18,327,843
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	$6,065,000	$4,508,613
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)	851,000	600,528
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2028 (n)	638,000	428,233
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2043 (n)	25,900,000	7,567,016
Toll Road Investors Partnership II LP, Capital Appreciation, ”B“, 0%, 2/15/2033 (n)	3,715,000	1,949,028
Total Bonds		$15,053,418

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) - 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 1.7% (v)	125,637,681	$125,637,681

Other Assets, Less Liabilities - (0.8)%		(39,151,140)
Net Assets - 100.0%		$4,699,281,137
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $125,637,681 and $4,612,794,596, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $35,272,411, representing 0.8% of net assets.
(p)	Primary market inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
SYNCORA	Syncora Guarantee Inc.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$4,597,741,178	$—	$4,597,741,178
U.S. Corporate Bonds	—	15,053,418	—	15,053,418
Mutual Funds	125,637,681	—	—	125,637,681
Total	$125,637,681	$4,612,794,596	$—	$4,738,432,277
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$108,660,481	$834,533,766	$817,550,297	$(2,421)	$(3,848)	$125,637,681
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,014,766	$—